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                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY
                             2801 Highway 280 South
                           Birmingham, Alabama 35223
                           Telephone: 1-800-866-3555
                      STATEMENT OF ADDITIONAL INFORMATION
                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                        THE PROTECTIVE VARIABLE ANNUITY
                         AN INDIVIDUAL FLEXIBLE PREMIUM
                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT


    This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable Annuity, an individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life and Annuity Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.


        THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1999.
                          AS SUPPLEMENTED MAY 26, 1999